Net borrowings - Schedule of borrowings (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 74			£ 112	£ 170
Bank and other loans	105			160
Credit support obligations	(19)			98
Fair value adjustment to borrowings	(1)			4
Borrowings due within one year	1,522			1,862
Bank and other loans	293			253
Fair value adjustment to borrowings	(274)			66
Borrowings due after one year	14,498			12,865
Total borrowings before derivative financial instruments	16,020			14,727
Fair value of cross currency interest rate swaps	(367)			(154)
Fair value of foreign currency swaps and forwards	11			(15)
Fair value of interest rate hedging instruments	283			(63)
Lease liabilities	475			363
Gross borrowings	16,422			14,858
Less: Cash and cash equivalents	(2,285)			(2,749)	(3,323)
Net borrowings	£ 14,137			£ 12,109	£ 13,246
Interest rate	2.70%	2.70%	2.70%	2.70%	2.60%
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	£ 85			£ 78	£ 86
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
€ 900 million 0.25% bonds due 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			769
Notional amounts | €		€ 900
Interest rate	0.25%	0.25%	0.25%
$ 300 million 8% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 248			0
Bonds issued long term	£ 0			215
Notional amounts | $			$ 300
Interest rate	8.00%	8.00%	8.00%
$ 1,000 million 2.875% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			719
Notional amounts | $			$ 1,000
Interest rate	2.875%	2.875%	2.875%
$ 1,350 million 2.625% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 1,115			0
Bonds issued long term	£ 0			970
Notional amounts | $			$ 1,350
Interest rate	2.625%	2.625%	2.625%
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 516			511
Notional amounts | €		€ 600
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.5% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 413			360
Notional amounts | $			$ 500
Interest rate	3.50%	3.50%	3.50%
$ 600 million 2.125% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 495			431
Notional amounts | $			$ 600
Interest rate	2.125%	2.125%	2.125%
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 430			426
Notional amounts | €		€ 500
Interest rate	1.75%	1.75%	1.75%
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 430			425
Notional amounts | €		€ 500
Interest rate	0.50%	0.50%	0.50%
$ 750 million 1.375% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 618			537
Notional amounts | $			$ 750
Interest rate	1.375%	1.375%	1.375%
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 515			510
Notional amounts | €		€ 600
Interest rate	1.00%	1.00%	1.00%
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 731			723
Notional amounts | €		€ 850
Interest rate	2.375%	2.375%	2.375%
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 498			497
Notional amounts	£ 500
Interest rate	1.75%	1.75%	1.75%
€ 750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 643			637
Notional amounts | €		€ 750
Interest rate	1.875%	1.875%	1.875%
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 430			426
Notional amounts | €		€ 500
Interest rate	1.50%	1.50%	1.50%
€ 700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 600			594
Notional amounts | €		€ 700
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.875% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 411			358
Notional amounts | $			$ 500
Interest rate	3.875%	3.875%	3.875%
£ 300 million 2.375% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 298			0
Notional amounts	£ 300
Interest rate	2.375%	2.375%	2.375%
$ 1,000 million 2.375% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 819			711
Notional amounts | $			$ 1,000
Interest rate	2.375%	2.375%	2.375%
£ 300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 298			298
Notional amounts	£ 300
Interest rate	2.875%	2.875%	2.875%
€ 750 million 1.15% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 645			0
Notional amounts | €		€ 750
Interest rate	1.15%	1.15%	1.15%
$ 1,000 million 2% bonds due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 821			714
Notional amounts | $			$ 1,000
Interest rate	2.00%	2.00%	2.00%
€ 1,000 million 2.5% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 856			850
Notional amounts | €		€ 1,000
Interest rate	2.50%	2.50%	2.50%
$ 750 million 2.125% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 614			534
Notional amounts | $			$ 750
Interest rate	2.125%	2.125%	2.125%
£ 400 million 1.25% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 395			395
Notional amounts	£ 400
Interest rate	1.25%	1.25%	1.25%
€ 900 million 1.15% bonds due 2034
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 770			0
Notional amounts | €		€ 900
Interest rate	1.15%	1.15%	1.15%
$ 400 million 7.45% bonds due 2035
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 331			288
Notional amounts | $			$ 400
Interest rate	7.45%	7.45%	7.45%
$ 600 million 5.875% bonds due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 491			427
Notional amounts | $			$ 600
Interest rate	5.875%	5.875%	5.875%
£ 600 million 2.75% bonds due 2038
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 595			0
Notional amounts	£ 600
Interest rate	2.75%	2.75%	2.75%
$ 500 million 4.25% bonds due 2042
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 409			356
Notional amounts | $			$ 500
Interest rate	4.25%	4.25%	4.25%
$ 500 million 3.875% bonds due 2043
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 407			£ 353
Notional amounts | $			$ 500
Interest rate	3.875%	3.875%	3.875%